SCHEDULE OF REVENUE FROM CONTACT WITH CUSTOMERS (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Recognized at a point in time	[1]					$ 155,000	$ 218,600
Recognized over the duration of contracts	[2]						1,748,131
Total		$ 417,932		$ 818,632	$ 155,000	$ 155,000	$ 1,966,731
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	[3]	385,250		685,250	155,000
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	[4]	$ 32,682		$ 133,382

[1]	Includes revenues from completed Proof of Concept contracts (“POCs”) and software implementation services.
[2]	Includes revenue from Software as a Service (“SaaS”).
[3]	Includes revenues from completed Proof of Concept contracts (“POCs”) and software implementation services.
[4]	Includes revenue from Software as a Service (“SaaS”).